Income Taxes (Details 7) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
IncomeTaxes [Line Items]
Deferred tax liability (asset)	$ (77,053,910)	$ (70,809,083)
Deferred taxes related to credited items (charged) directly to equity	(8,731,785)	(9,909,958)
Deferred taxes from tax loss carry forwards absorption	13,930,082	2,253,330
Conversion effect	4,231,830	2,451,040
Deferred taxes against equity	488,246	1,107,699
Deferred taxes from business combinations	(549,697)	(2,146,938)
Changes	9,368,676	(6,244,827)
Deferred tax liability (asset)	$ (67,685,234)	$ (77,053,910)